Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net loss	$ (6,252,000)	$ (28,016,641)	$ (11,485,410)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	181,000	1,161,704	1,256,391
Loss on extinguishment of debt			1,183,289
Amortization of debt discount	517,000	2,137,984	802,573
Stock-based compensation	180,000	3,103,702	670,243
Unrealized foreign currency transaction gain	(96,000)	(807,193)	(812,849)
Noncash lease expense	62,000	471,362	152,086
Deferred income taxes		15,401	(15,401)
Changes in operating assets and liabilities
Accounts receivable			19,163
Prepaid expenses and other current assets	(150,000)	(1,750,631)	166,315
Accounts payable and accrued expenses	2,023,000	5,366,309	(196,299)
Operating lease payments	(31,000)	(328,510)	(133,454)
Net cash used in operating activities	(2,760,000)	(16,472,912)	(8,202,934)
Cash flows from investing activities
Purchases of intangible assets	(21,000)	(86,150)	(54,404)
Purchases of property and equipment	(163,000)	(1,055,307)	(607,866)
Purchase of short-term investments		(199,496,832)
Net cash used in investing activities	(184,000)	(200,638,289)	(662,270)
Cash flows from financing activities
Proceeds from Series A-1 preferred shares issuance		25,797,201
Proceeds from the exercise of stock options for common shares		136
Proceeds from warrant exercise for common shares		4,500,000
Proceeds from issuance of shares to PIPE investors		49,500,000
Proceeds from merger financing		243,066,977
Payment of merger and recapitalization related transaction costs		(22,305,729)
Proceeds from related party advances			100,000
Repayment of finance lease liabilities	(40,000)	(149,138)	(58,732)
Net cash provided by financing activities	10,945,000	311,394,447	7,254,268
Effect of exchange rate changes on cash and cash equivalents	295,000	(140,650)	32,201
(Decrease) increase in cash and cash equivalents during the period	8,296,000	94,142,596	(1,578,735)
Cash and cash equivalents, beginning of period	3,021,795	3,021,795	4,600,530
Cash and cash equivalents, end of period	11,318,000	97,164,391	3,021,795
Supplemental cash flow information
Interest paid			514,431
Supplemental noncash investing and financing activities
Conversion of convertible notes to common shares		29,787,900
Initial recognition of finance leases		42,590
Recognition of warrants in connection with convertible notes, net of tax	2,595,000	2,594,531	2,006,982
Related party debt extinguishment			202,204
Acquisition of non-controlling interest			534,611
Nonrelated party
Changes in operating assets and liabilities
Accrued interest	663,000	1,847,554	152,571
Cash flows from financing activities
Proceeds from issuance of convertible notes	9,335,000	9,335,000	6,563,000
Related party
Changes in operating assets and liabilities
Accrued interest	143,000	326,047	37,848
Cash flows from financing activities
Proceeds from issuance of convertible notes	$ 1,650,000	$ 1,650,000	$ 650,000